Amerigo Fund
Amerigo Fund

RYDEX VARIABLE TRUST

Amerigo Fund

Supplement dated April 16, 2013

to the currently effective Statutory and Summary Prospectuses dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Statutory and Summary Prospectuses (collectively, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

I. Revisions to Principal Investment Strategies

Effective immediately, each Fund’s principal investment strategy is revised to replace the Fund’s comparative risk benchmark with a custom, blended equity benchmark that the Sub-Advisor believes is a more suitable comparative risk benchmark. Therefore, the current description of each Fund’s principal investment strategies under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the Prospectuses will be replaced in its entirety with the description below. The discussion of each Fund’s new comparative risk benchmark is located in the third paragraph of the Fund’s “Principal Investment Strategies” description below.

The changes to each Fund’s principal investment strategies will have no impact on the Fund’s investment objective or the method or methods used to select the Fund’s portfolio investments, and will not result in an increase in the Fund’s fees.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, a “fund of funds,” seeks to achieve its objective by investing primarily in (i) underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) of small, mid, and large-capitalization companies, including the stock of foreign issuers, and (ii) individual securities that may provide capital appreciation. Underlying funds used by the Fund in its allocations consist primarily of exchange traded funds (“ETFs”) but may include traditional open-end investment management companies (“mutual funds”) and closed-end investment companies (“closed-end funds”).

Although the Fund does not seek current income, it may invest up to 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit quality whenever the Sub-Advisor believes these underlying funds offer a potential for capital appreciation.

The Fund’s portfolio is invested to maintain risk levels similar to those of a blended equity benchmark, which is a custom composite established by the Sub-Advisor, consisting of 80% of the Russell 3000® Index and 20% of the Morgan Stanley Capital International All-Country World Index (excluding the United States) (“MSCI ACWI (ex-US)”). The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The MSCI ACWI (ex-US) includes both developed and emerging markets. The Sub-Advisor seeks to control risk associated with the Fund’s portfolio within a given range by estimating the cumulative risk of the Fund’s investments and keeping it near that of the blended equity benchmark. The Sub-Advisor’s assessment of the risk of an asset is based primarily on its volatility, but the Sub-Advisor considers additional risk measures such as downside risk capture, which evaluates the Fund’s performance relative to its blended equity benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market.

The Sub-Advisor actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected by the portfolio. When selecting underlying funds for investment, the Sub-Advisor considers the underlying fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When the Sub-Advisor selects individual equity securities, it considers both growth prospects and anticipated dividend income. The Sub-Advisor selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. The Sub-Advisor may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if the Sub-Advisor believes that another underlying fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.